9. STOCK OPTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options outstanding
	Number Of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance Outstanding – December 31, 2009	80,441	$3.33	6.8 years
Options issued	3,676	$1.70
Options forfeited	(739)	$3.44
Balance Outstanding – December 31, 2010	83,378	$3.33	6.8 years

Options issued	---
Options forfeited	---
Balance Outstanding – December 31, 2011	83,378	$3.33	5.8 years
Options issued	506,559	$9.60
Balance Outstanding – September 30, 2012	589,937	$8.71	8.9 years